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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


            L. Scott Rand                Arlington, TX       November 13, 2008
-------------------------------------   ---------------   ----------------------
             [Signature]                     [City]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         76
Form 13F Information Table Value Total:    219,435
                                        (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
--------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
3M                                COMMON         88579Y101    3,416  50,000 SH       SOLE          N/A    50,000
Altra Holdings Inc                COMMON         02208R106    3,542 240,000 SH       SOLE          N/A   240,000
American Eagle Outfitters         COMMON         02553E106    5,338 350,000 SH       SOLE          N/A   350,000
American Express                  COMMON         025816109    1,417  40,000 SH       SOLE          N/A    40,000
American Express                  COMMON         025816109    1,417  40,000 SH  PUT  SOLE          N/A
American Intl Group               COMMON         026874107      599 180,000 SH       SOLE          N/A   180,000
American Intl Group               COMMON         026874107      916 275,000 SH  CALL SOLE          N/A
Applied Materials Inc             COMMON         038222105      605  40,000 SH       SOLE          N/A    40,000
Baker Hughes Inc                  COMMON         057224107    2,482  41,000 SH       SOLE          N/A    41,000
BB&T Corp                         COMMON         054937107      945  25,000 SH       SOLE          N/A    25,000
BHP Billiton Ltd                  Sponsored ADR  088606108    1,377  30,000 SH       SOLE          N/A    30,000
Boeing Co                         COMMON         097023105    1,835  32,000 SH       SOLE          N/A    32,000
Bronco Drilling Co Inc            COMMON         112211107    2,808 274,800 SH       SOLE          N/A   274,800
Brunswick Corp                    COMMON         117043109    1,535 120,000 SH       SOLE          N/A   120,000
Build A Bear                      COMMON         120076104    6,552 900,000 SH       SOLE          N/A   900,000
Carlisle Cos Inc                  COMMON         142339100    3,896 130,000 SH       SOLE          N/A   130,000
Children's Place                  COMMON         168905107    1,167  35,000 SH       SOLE          N/A    35,000
Comerica Inc                      COMMON         200340107    3,476 106,000 SH       SOLE          N/A   106,000
Crane Co                          COMMON         224399105    1,426  48,000 SH       SOLE          N/A    48,000
Culp Inc                          COMMON         230215105    2,365 399,500 SH       SOLE          N/A   399,500
Cypress Semiconductor             COMMON         232806109    3,633 696,000 SH       SOLE          N/A   696,000
DR Horton                         COMMON         23331A109    6,510 500,000 SH       SOLE          N/A   500,000
DR Horton                         COMMON         23331A109    2,799 215,000 SH  CALL SOLE          N/A
Dover Corp                        COMMON         260003108    4,866 120,000 SH       SOLE          N/A   120,000
EMC Corp Mass                     COMMON         268648102    2,392 200,000 SH       SOLE          N/A   200,000
Emerson Elec Co                   COMMON         291011104    3,059  75,000 SH       SOLE          N/A    75,000
Epicor Software Corp              COMMON         29426L108      395  50,000 SH       SOLE          N/A    50,000
Family Dollar                     COMMON         307000109    1,896  80,000 SH       SOLE          N/A    80,000
Family Dollar                     COMMON         307000109    1,659  70,000 SH  PUT  SOLE          N/A
Gap Inc Del                       COMMON         364760108    2,667 150,000 SH       SOLE          N/A   150,000
Gap Inc Del                       COMMON         364760108    2,667 150,000 SH  PUT  SOLE          N/A
General Electric Co               COMMON         369604103    1,275  50,000 SH       SOLE          N/A    50,000
General Electric Co               COMMON         369604103    1,275  50,000 SH  PUT  SOLE          N/A
Goldman Sachs                     COMMON         38141G104      640   5,000 SH  PUT  SOLE          N/A
Greif Inc CL B                    COMMON CL B    397624206      783  15,000 SH       SOLE          N/A    15,000
Harley Davidson Inc               COMMON         412822108    8,393 225,000 SH       SOLE          N/A   225,000
Highland Cr Strat FD              COMMON         43005Q107    2,032 212,553 SH       SOLE          N/A   212,553
Hillenbrand Inc                   COMMON         431571108    1,613  80,000 SH       SOLE          N/A    80,000
Home Depot Inc                    COMMON         437076102    3,495 135,000 SH       SOLE          N/A   135,000
Illinois Tool Wks Inc             COMMON         452308109    2,667  60,000 SH       SOLE          N/A    60,000
Intel Corp                        COMMON         458140100    4,683 250,000 SH       SOLE          N/A   250,000
Intel Corp                        COMMON         458140100    7,492 400,000 SH  CALL SOLE          N/A
Intuit                            COMMON         461202103    2,529  80,000 SH       SOLE          N/A    80,000
John Bean Tech Corp               COMMON         477839104    3,228 255,000 SH       SOLE          N/A   255,000
Lam Research Corp                 COMMON         512807108    1,260  40,000 SH       SOLE          N/A    40,000
Lennar Corp                       COMMON CL B    526057302    3,045 250,000 SH       SOLE          N/A   250,000
Liberty Media Holding Corp        INT COM SER A  53071M104    1,692 131,075 SH       SOLE          N/A   131,075

                           FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- --------------- --------- -------- ---------------- ---------- --------  -------------------
                                                                                                            VOTING AUTHORITY
                                                              VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS    SOLE  SHARED NONE
--------------------------------- --------------- --------- -------- ------- --- ---- ---------- --------- ------- ------ ----
Lincare                           COMMON          532791100    3,009 100,000 SH       SOLE          N/A    100,000
MBIA Inc                          COMMON          55262C100      714  60,000 SH       SOLE          N/A     60,000
Miller Herman Inc                 COMMON          600544100    5,383 220,000 SH       SOLE          N/A    220,000
Mueller Inds Inc                  COMMON          624756102    2,761 120,000 SH       SOLE          N/A    120,000
Nabors Inds Ltd                   SHS             G6359F103    1,246  50,000 SH       SOLE          N/A     50,000
Nucor Corp                        COMMON          670346105    1,580  40,000 SH       SOLE          N/A     40,000
Oshkosh Corp                      COMMON          688239201      329  25,000 SH       SOLE          N/A     25,000
Penny J C Inc                     COMMON          708160106    3,334 100,000 SH       SOLE          N/A    100,000
Petroleo Brasileiro               SP ADR NON VTG  71654V101    7,484 200,000 SH       SOLE          N/A    200,000
Qlogic Corp                       COMMON          747277101    3,041 198,000 SH       SOLE          N/A    198,000
Qlogic Corp                       COMMON          747277101      922  60,000 SH  PUT  SOLE          N/A
Radioshack Corp                   COMMON          750438103    2,160 125,000 SH       SOLE          N/A    125,000
Radioshack Corp                   COMMON          750438103    2,160 125,000 SH  PUT  SOLE          N/A
Robert Half Intl Inc              COMMON          770323103    5,693 230,000 SH       SOLE          N/A    230,000
Rockwell                          COMMON          773903109    1,867  50,000 SH       SOLE          N/A     50,000
Sealy Corp                        COMMON          812139301    2,584 400,000 SH       SOLE          N/A    400,000
Select Sector SPDR Tr - Financial COMMON          81369Y605   11,934 600,000 SH  CALL SOLE          N/A
Southwest Airls Co                COMMON          844741108      726  50,000 SH       SOLE          N/A     50,000
Stanley Wks                       COMMON          854616109    2,087  50,000 SH       SOLE          N/A     50,000
Staples Inc                       COMMON          855030102    4,500 200,000 SH       SOLE          N/A    200,000
Sysco Corp                        COMMON          871829107    5,426 176,000 SH       SOLE          N/A    176,000
Texas Instrs Inc                  COMMON          882508104    2,580 120,000 SH       SOLE          N/A    120,000
Trueblue Inc                      COMMON          89785X101    4,931 305,158 SH       SOLE          N/A    305,158
U S G Corp                        COMMON          903293405      896  35,000 SH       SOLE          N/A     35,000
United  Parcel Service            COMMON CL B     911312106    4,528  72,000 SH       SOLE          N/A     72,000
Verigy Ltd                        SHS             Y93691106    3,989 245,000 SH       SOLE          N/A    245,000
Walgreens Co                      COMMON          931422109    3,870 125,000 SH       SOLE          N/A    125,000
Western Digital Corp              COMMON          909218109    1,919  90,000 SH       SOLE          N/A     90,000
Williams Sonoma Inc               COMMON          969904101    2,023 125,000 SH       SOLE          N/A    125,000